Alliance Arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron) - Immuno-Oncology Agreement - Additional Information (Detail) - Regeneron Pharmaceuticals, Inc. [Member] - Immuno-Oncology Collaboration Agreement [Member] - USD ($)
$ in Thousands
		1 Months Ended
	Jul. 28, 2015	Jan. 31, 2018	Nov. 30, 2009
Disclosure of detailed information about business combination [Line Items]
Upfront payments	$ 640,000
Future development expense	$ 1,000,000
Percentage of future development expense - Regeneron part	25.00%
Future development expense - Regeneron part	$ 250,000
Percentage of future development expense - Sanofi part	75.00%
Future development expense - Sanofi part	$ 750,000
Maximum additional profit-share, in percentage of Regeneron's quarterly profit	10.00%
Percentage of cumulative development costs reimbursed	50.00%
Maximum additional funding for PD1	$ 650,000	$ 1,640
Maximum additional funding for PD1 - part of each company	325,000
PD1 Sales Milestone payment from Sanofi	375,000
Minimum sales of PD1 in 12-month period to be achieved for milestone payment	2,000,000
Reallocation of the development expenses to IO from Antibodies Collaboration Agreement	$ 75,000
Agreement period	3 years
Maximum funding of the discovery and pre-clinical development of antibodies			$ 160,000